JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 122.0%
Common Stocks — 121.5%
Aerospace & Defense — 5.2%
Boeing Co. (The) *	47	10,180
Howmet Aerospace, Inc. (a)	324	63,641
Northrop Grumman Corp.	33	19,899
RTX Corp.	357	59,669
TransDigm Group, Inc.	23	30,329
		183,718
Banks — 4.7%
Bank of America Corp.	917	47,316
Fifth Third Bancorp (a)	623	27,765
Regions Financial Corp.	403	10,637
US Bancorp	195	9,399
Wells Fargo & Co. (a)	840	70,414
		165,531
Beverages — 1.1%
Coca-Cola Co. (The) (a)	88	5,829
Keurig Dr Pepper, Inc.	200	5,116
PepsiCo, Inc. (a)	205	28,790
		39,735
Biotechnology — 2.5%
AbbVie, Inc. (a)	267	61,780
Regeneron Pharmaceuticals, Inc.	18	10,279
Vertex Pharmaceuticals, Inc. * (a)	41	16,122
		88,181
Broadline Retail — 5.3%
Amazon.com, Inc. * (a)	857	188,220
Building Products — 1.9%
Carrier Global Corp.	313	18,698
Trane Technologies plc	117	49,501
		68,199
Capital Markets — 2.1%
Ameriprise Financial, Inc. (a)	15	7,575
Charles Schwab Corp. (The) (a)	291	27,759
CME Group, Inc.	28	7,601
Goldman Sachs Group, Inc. (The) (a)	25	19,556
MSCI, Inc.	19	11,008
		73,499
Chemicals — 1.7%
Ecolab, Inc.	125	34,273
Linde plc	33	15,787
PPG Industries, Inc.	16	1,653
Sherwin-Williams Co. (The)	28	9,702
		61,415

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Communications Equipment — 0.2%
Arista Networks, Inc. *	38	5,473
Construction Materials — 0.8%
Martin Marietta Materials, Inc. (a)	43	26,971
Consumer Finance — 1.7%
American Express Co. (a)	136	45,216
Capital One Financial Corp.	68	14,465
		59,681
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	15	13,727
Maplebear, Inc. *	86	3,171
Walmart, Inc.	338	34,834
		51,732
Diversified Telecommunication Services — 0.7%
AT&T, Inc. (a)	785	22,167
Verizon Communications, Inc.	40	1,757
		23,924
Electric Utilities — 3.4%
Entergy Corp.	233	21,672
NextEra Energy, Inc.	533	40,270
Southern Co. (The)	552	52,308
Xcel Energy, Inc.	90	7,225
		121,475
Electrical Equipment — 1.2%
Eaton Corp. plc	57	21,320
Emerson Electric Co. (a)	158	20,732
		42,052
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A (a)	182	8,862
Entertainment — 2.1%
Walt Disney Co. (The) (a)	349	40,017
Warner Bros Discovery, Inc. *	542	10,582
Warner Music Group Corp., Class A	701	23,865
		74,464
Financial Services — 6.3%
Affirm Holdings, Inc. *	27	1,993
Apollo Global Management, Inc.	247	32,971
Corpay, Inc. *	110	31,547
Fidelity National Information Services, Inc. (a)	667	43,952
Jack Henry & Associates, Inc.	53	7,884
Klarna Group plc (United Kingdom) *	71	2,602
Mastercard, Inc., Class A (a)	172	97,785

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Toast, Inc., Class A *	69	2,533
WEX, Inc. *	11	1,761
		223,028
Food Products — 0.4%
Mondelez International, Inc., Class A (a)	229	14,276
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd. (Canada)	233	17,323
CSX Corp.	358	12,728
XPO, Inc. *	96	12,366
		42,417
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. * (a)	121	11,849
Edwards Lifesciences Corp. *	136	10,625
Intuitive Surgical, Inc. *	13	5,647
Medtronic plc	211	20,080
Stryker Corp. (a)	68	25,153
		73,354
Health Care Providers & Services — 1.8%
Cencora, Inc.	11	3,569
Cigna Group (The)	14	3,981
HCA Healthcare, Inc.	4	1,857
Humana, Inc.	18	4,725
Tenet Healthcare Corp. *	25	5,077
UnitedHealth Group, Inc. (a)	133	45,798
		65,007
Health Care REITs — 0.7%
Ventas, Inc.	264	18,467
Welltower, Inc.	34	6,134
		24,601
Hotels, Restaurants & Leisure — 4.5%
Booking Holdings, Inc. (a)	3	17,062
Carnival Corp. *	846	24,458
Chipotle Mexican Grill, Inc., Class A * (a)	429	16,823
Darden Restaurants, Inc.	19	3,636
Expedia Group, Inc.	52	11,073
Hilton Worldwide Holdings, Inc. (a)	93	24,174
McDonald's Corp. (a)	126	38,350
Yum! Brands, Inc. (a)	149	22,610
		158,186
Household Products — 0.2%
Church & Dwight Co., Inc.	63	5,480

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	4,046
Industrial Conglomerates — 1.4%
3M Co. (a)	325	50,394
Insurance — 3.1%
Aon plc, Class A	64	23,011
Arch Capital Group Ltd.	38	3,471
Arthur J Gallagher & Co. (a)	187	57,827
Chubb Ltd.	13	3,574
Progressive Corp. (The) (a)	68	16,835
Ryan Specialty Holdings, Inc.	68	3,815
		108,533
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C	119	28,986
Alphabet, Inc., Class A (a)	565	137,264
Meta Platforms, Inc., Class A (a)	174	128,165
Pinterest, Inc., Class A *	166	5,348
		299,763
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	229	15,371
EPAM Systems, Inc. *	21	3,218
		18,589
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	42	5,371
Danaher Corp.	125	24,827
Thermo Fisher Scientific, Inc. (a)	30	14,519
		44,717
Machinery — 0.4%
IDEX Corp.	18	2,991
Ingersoll Rand, Inc.	123	10,124
		13,115
Media — 0.4%
Charter Communications, Inc., Class A *	26	7,301
Omnicom Group, Inc.	107	8,710
		16,011
Multi-Utilities — 1.3%
Ameren Corp.	132	13,713
Dominion Energy, Inc.	104	6,373
NiSource, Inc.	87	3,779
Sempra	241	21,668
		45,533
Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc. (a)	15	3,494

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Diamondback Energy, Inc.	32	4,605
EOG Resources, Inc. (a)	232	26,024
EQT Corp.	86	4,679
Exxon Mobil Corp. (a)	460	51,802
Phillips 66	14	1,938
TC Energy Corp. (Canada)	412	22,410
		114,952
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	60	3,439
United Airlines Holdings, Inc. *	35	3,353
		6,792
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	19	1,643
Kenvue, Inc.	488	7,922
		9,565
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. (a)	429	19,351
Elanco Animal Health, Inc. *	279	5,625
Eli Lilly & Co. (a)	33	25,149
Johnson & Johnson (a)	326	60,383
		110,508
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc. *	11	1,790
Analog Devices, Inc.	116	28,352
Applied Materials, Inc.	38	7,833
ASML Holding NV (Registered), NYRS (Netherlands)	34	32,691
Broadcom, Inc. (a)	309	101,949
Microchip Technology, Inc.	92	5,902
Micron Technology, Inc.	173	28,939
NVIDIA Corp. (a)	1,734	323,602
NXP Semiconductors NV (Netherlands)	112	25,522
ON Semiconductor Corp. *	34	1,693
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	208	57,982
Texas Instruments, Inc. (a)	208	38,167
Universal Display Corp.	26	3,757
		658,179
Software — 13.1%
Autodesk, Inc. *	22	6,852
Cadence Design Systems, Inc. *	36	12,527
Crowdstrike Holdings, Inc., Class A *	5	2,293
Figma, Inc., Class A *	42	2,172
Intuit, Inc.	41	27,713
Microsoft Corp. (a)	547	283,393
Oracle Corp.	123	34,646

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
PTC, Inc. *	8	1,594
Roper Technologies, Inc.	24	12,227
Salesforce, Inc. (a)	108	25,698
ServiceNow, Inc. *	59	54,592
		463,707
Specialized REITs — 1.8%
American Tower Corp.	157	30,098
Equinix, Inc.	36	28,037
Extra Space Storage, Inc.	41	5,833
		63,968
Specialty Retail — 3.6%
AutoZone, Inc. *	3	12,476
Burlington Stores, Inc. * (a)	129	32,900
Lowe's Cos., Inc. (a)	302	75,763
Ross Stores, Inc.	35	5,351
		126,490
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	777	197,881
Hewlett Packard Enterprise Co.	357	8,764
Seagate Technology Holdings plc	91	21,466
Western Digital Corp.	31	3,733
		231,844
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	95	6,620
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	5	4,334
Total Common Stocks (Cost $2,691,881)		4,287,141
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c)(Cost $16,576)	16,574	16,581
Total Long Positions (Cost $2,708,457)		4,303,722
Short Positions — (21.9)%
Common Stocks — (21.9)%
Aerospace & Defense — (0.5)%
Huntington Ingalls Industries, Inc.	(29)	(8,407)
L3Harris Technologies, Inc.	(25)	(7,661)
		(16,068)
Air Freight & Logistics — (0.1)%
Expeditors International of Washington, Inc.	(32)	(3,916)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Automobiles — (0.4)%
Ford Motor Co.	(1,049)	(12,546)
Banks — (0.6)%
Huntington Bancshares, Inc.	(194)	(3,355)
M&T Bank Corp.	(26)	(5,000)
PNC Financial Services Group, Inc. (The)	(72)	(14,464)
(22,819)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(63)	(2,866)
Biotechnology — (0.5)%
Amgen, Inc.	(35)	(9,963)
Incyte Corp. *	(43)	(3,649)
Moderna, Inc. *	(122)	(3,148)
(16,760)
Broadline Retail — (0.4)%
eBay, Inc.	(146)	(13,309)
Building Products — (0.2)%
Johnson Controls International plc	(17)	(1,821)
Lennox International, Inc.	(8)	(4,250)
(6,071)
Capital Markets — (1.2)%
Bank of New York Mellon Corp. (The)	(69)	(7,548)
Blackrock, Inc.	(3)	(3,860)
Carlyle Group, Inc. (The)	(47)	(2,951)
Cboe Global Markets, Inc.	(13)	(3,291)
Franklin Resources, Inc.	(456)	(10,534)
Moody's Corp.	(24)	(11,374)
Tradeweb Markets, Inc., Class A	(34)	(3,723)
(43,281)
Chemicals — (0.3)%
Air Products and Chemicals, Inc.	(26)	(7,156)
Eastman Chemical Co.	(54)	(3,397)
(10,553)
Commercial Services & Supplies — (0.2)%
Waste Management, Inc.	(30)	(6,574)
Communications Equipment — (0.4)%
Cisco Systems, Inc.	(186)	(12,750)
Consumer Finance — (0.3)%
Synchrony Financial	(172)	(12,201)
Consumer Staples Distribution & Retail — (1.1)%
Dollar General Corp.	(30)	(3,059)
Kroger Co. (The)	(72)	(4,894)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Sysco Corp.	(203)	(16,703)
Target Corp.	(176)	(15,817)
(40,473)
Containers & Packaging — (0.1)%
International Paper Co.	(82)	(3,788)
Distributors — (0.1)%
Pool Corp.	(14)	(4,275)
Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(93)	(10,417)
Edison International	(62)	(3,427)
Eversource Energy	(135)	(9,582)
Exelon Corp.	(160)	(7,186)
FirstEnergy Corp.	(234)	(10,739)
Pinnacle West Capital Corp.	(34)	(3,088)
PPL Corp.	(199)	(7,401)
(51,840)
Electrical Equipment — (0.2)%
Acuity, Inc.	(14)	(4,821)
Rockwell Automation, Inc.	(11)	(4,008)
(8,829)
Electronic Equipment, Instruments & Components — (0.4)%
Corning, Inc.	(153)	(12,566)
Energy Equipment & Services — (0.1)%
Halliburton Co.	(88)	(2,158)
Entertainment — (0.3)%
Netflix, Inc. *	(4)	(4,596)
TKO Group Holdings, Inc.	(30)	(6,054)
(10,650)
Financial Services — (0.7)%
Block, Inc. *	(67)	(4,855)
PayPal Holdings, Inc. *	(170)	(11,422)
Voya Financial, Inc.	(46)	(3,396)
Western Union Co. (The)	(525)	(4,198)
(23,871)
Food Products — (0.1)%
General Mills, Inc.	(56)	(2,826)
Kraft Heinz Co. (The)	(83)	(2,157)
(4,983)
Ground Transportation — (0.2)%
Uber Technologies, Inc. *	(88)	(8,587)
Health Care Equipment & Supplies — (0.3)%
Abbott Laboratories	(26)	(3,433)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Health Care Equipment & Supplies — continued
Dentsply Sirona, Inc.	(214)	(2,711)
Zimmer Biomet Holdings, Inc.	(34)	(3,401)
(9,545)
Health Care Providers & Services — (0.3)%
Elevance Health, Inc.	(25)	(7,928)
Encompass Health Corp.	(14)	(1,758)
Quest Diagnostics, Inc.	(9)	(1,814)
(11,500)
Hotels, Restaurants & Leisure — (0.6)%
Choice Hotels International, Inc.	(33)	(3,567)
Royal Caribbean Cruises Ltd.	(19)	(6,214)
Starbucks Corp.	(123)	(10,376)
(20,157)
Industrial Conglomerates — (0.2)%
Honeywell International, Inc.	(37)	(7,876)
Insurance — (1.6)%
Aflac, Inc.	(57)	(6,376)
Allstate Corp. (The)	(84)	(18,045)
American International Group, Inc.	(166)	(13,075)
Globe Life, Inc.	(11)	(1,550)
Hartford Insurance Group, Inc. (The)	(13)	(1,690)
Kinsale Capital Group, Inc.	(18)	(7,534)
Willis Towers Watson plc	(10)	(3,483)
WR Berkley Corp.	(80)	(6,095)
(57,848)
Interactive Media & Services — (0.1)%
Snap, Inc., Class A *	(310)	(2,392)
IT Services — (0.7)%
Accenture plc (Ireland), Class A	(37)	(9,179)
International Business Machines Corp.	(32)	(9,045)
MongoDB, Inc., Class A *	(17)	(5,312)
(23,536)
Life Sciences Tools & Services — (0.2)%
Illumina, Inc. *	(39)	(3,723)
Revvity, Inc.	(57)	(5,009)
(8,732)
Machinery — (0.9)%
Donaldson Co., Inc.	(106)	(8,738)
Illinois Tool Works, Inc.	(56)	(14,550)
Snap-on, Inc.	(23)	(7,936)
(31,224)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Media — (0.2)%
Fox Corp., Class A	(116)	(7,319)
Multi-Utilities — (0.5)%
Consolidated Edison, Inc.	(87)	(8,775)
WEC Energy Group, Inc.	(68)	(7,742)
(16,517)
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(232)	(5,642)
Devon Energy Corp.	(147)	(5,153)
Enbridge, Inc. (Canada)	(122)	(6,178)
Kinder Morgan, Inc.	(181)	(5,110)
Occidental Petroleum Corp.	(112)	(5,265)
ONEOK, Inc.	(34)	(2,492)
Valero Energy Corp.	(13)	(2,183)
(32,023)
Passenger Airlines — (0.2)%
Southwest Airlines Co.	(208)	(6,637)
Pharmaceuticals — (0.4)%
Merck & Co., Inc.	(63)	(5,314)
Pfizer, Inc.	(176)	(4,477)
Zoetis, Inc.	(27)	(3,906)
(13,697)
Professional Services — (0.4)%
Paychex, Inc.	(54)	(6,893)
Paycom Software, Inc.	(28)	(5,730)
(12,623)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(27)	(3,809)
Retail REITs — (0.4)%
NNN REIT, Inc.	(126)	(5,359)
Realty Income Corp.	(159)	(9,641)
(15,000)
Semiconductors & Semiconductor Equipment — (1.7)%
ARM Holdings plc *	(37)	(5,235)
KLA Corp.	(14)	(15,283)
Monolithic Power Systems, Inc.	(14)	(12,460)
Qorvo, Inc. *	(112)	(10,200)
QUALCOMM, Inc.	(58)	(9,736)
Skyworks Solutions, Inc.	(9)	(709)
Teradyne, Inc.	(60)	(8,255)
(61,878)
Software — (0.8)%
Adobe, Inc. *	(20)	(7,160)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
Fair Isaac Corp. *	(5)	(6,880)
Palo Alto Networks, Inc. *	(16)	(3,314)
Workday, Inc., Class A *	(44)	(10,442)
(27,796)
Specialized REITs — (0.2)%
Public Storage	(20)	(5,797)
Specialty Retail — (0.3)%
Home Depot, Inc. (The)	(29)	(11,569)
Technology Hardware, Storage & Peripherals — (0.5)%
Dell Technologies, Inc., Class C	(46)	(6,516)
HP, Inc.	(130)	(3,547)
NetApp, Inc.	(56)	(6,658)
(16,721)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(254)	(12,443)
Wireless Telecommunication Services — (0.1)%
T-Mobile US, Inc.	(22)	(5,227)
Total Common Stocks (Proceeds $(746,890))		(773,600)
Total Short Positions (Proceeds $(746,890))		(773,600)
Total Investments — 100.1% (Cost $1,961,567)		3,530,122
Liabilities in Excess of Other Assets — (0.1)%		(2,722)
Net Assets — 100.0%		3,527,400

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,050,431.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,303,722	$—	$—	$4,303,722
Total Liabilities in Securities Sold Short (a)	$(773,600)	$—	$—	$(773,600)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$104,257	$178,888	$266,575	$10	$1	$16,581	16,574	$546	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.